UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-22044

Eaton Vance Risk-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Diversified Equity Income Fund	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.4%

Security	Shares	Value
Aerospace & Defense — 4.8%
Boeing Co. (The)	87,428	$6,502,020
General Dynamics Corp.	182,783	15,238,619
Lockheed Martin Corp.	137,147	13,618,697
Raytheon Co.	174,136	11,250,927
United Technologies Corp.	269,731	18,562,887
		$65,173,150
Auto Components — 0.7%
Johnson Controls, Inc.	279,440	$9,445,072
		$9,445,072
Beverages — 2.3%
Coca-Cola Co. (The)	164,389	$10,006,358
PepsiCo, Inc.	298,863	21,577,909
		$31,584,267
Biotechnology — 3.0%
Biogen Idec, Inc. (1)	83,048	$5,123,231
Genzyme Corp. (1)	241,337	17,989,260
Gilead Sciences, Inc. (1)	345,602	17,808,871
		$40,921,362
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	147,228	$6,143,824
Goldman Sachs Group, Inc.	55,283	9,143,255
Invesco, Ltd.	174,990	4,262,756
Julius Baer Holding AG	68,522	5,078,636
State Street Corp.	75,630	5,974,770
T. Rowe Price Group, Inc.	126,483	6,324,150
		$36,927,391
Chemicals — 1.5%
E.I. Du Pont de Nemours & Co.	271,707	$12,705,019
Monsanto Co.	75,614	8,430,961
		$21,135,980
Commercial Banks — 1.7%
Banco Bradesco SA ADR	84,221	$2,337,975
Banco Itau Holding Financeira SA ADR	270,401	6,154,327
PNC Financial Services Group, Inc.	67,465	4,423,680
U.S. Bancorp	296,528	9,595,646
		$22,511,628
Communications Equipment — 3.5%
Cisco Systems, Inc. (1)	971,585	$23,405,483
QUALCOMM, Inc.	320,575	13,143,575
Research In Motion, Ltd. (1)	97,275	10,917,173
		$47,466,231
Computer Peripherals — 4.8%
Apple, Inc. (1)	121,477	$17,431,949
EMC Corp. (1)	454,958	6,524,098
Hewlett-Packard Co.	363,966	16,618,688
International Business Machines Corp.	209,675	24,141,979
		$64,716,714
Diversified Financial Services — 3.2%
Bank of America Corp.	530,204	$20,100,034
Citigroup, Inc.	162,927	3,489,896
JPMorgan Chase & Co.	457,126	19,633,562
		$43,223,492
Diversified Telecommunication Services — 3.4%
AT&T, Inc.	778,787	$29,827,542
Verizon Communications, Inc.	469,744	17,122,169
		$46,949,711

Electric Utilities — 2.1%
E.ON AG	93,187	$17,305,385
Edison International	239,876	11,758,722
		$29,064,107
Electrical Equipment — 1.2%
Emerson Electric Co.	307,680	$15,833,213
		$15,833,213
Energy Equipment & Services — 4.2%
Diamond Offshore Drilling, Inc.	107,633	$12,528,481
Schlumberger, Ltd.	288,995	25,142,565
Transocean, Inc. (1)	141,000	19,063,200
		$56,734,246
Food & Staples Retailing — 2.3%
CVS Caremark Corp.	312,404	$12,655,486
Wal-Mart Stores, Inc.	353,107	18,601,677
		$31,257,163
Food Products — 1.1%
Nestle SA ADR	120,462	$14,997,519
		$14,997,519
Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	78,507	$4,539,275
Covidien, Ltd.	282,904	12,518,502
Medtronic, Inc.	148,795	7,197,214
Zimmer Holdings, Inc. (1)	73,316	5,708,384
		$29,963,375
Hotels, Restaurants & Leisure — 1.6%
International Game Technology	101,436	$4,078,742
Marriott International, Inc., Class A	202,011	6,941,098
McDonald’s Corp.	188,692	10,523,353
		$21,543,193
Household Products — 1.4%
Colgate-Palmolive Co.	92,585	$7,213,297
Kimberly-Clark Corp.	133,338	8,606,968
Procter & Gamble Co.	44,603	3,125,332
		$18,945,597
Industrial Conglomerates — 3.2%
General Electric Co.	1,177,700	$43,586,677
		$43,586,677
Insurance — 5.8%
AFLAC, Inc.	154,592	$10,040,750
Berkshire Hathaway, Inc., Class A (1)	230	30,682,000
Chubb Corp.	147,278	7,287,315
Lincoln National Corp.	85,159	4,428,268
MetLife, Inc.	193,767	11,676,399
Travelers Companies, Inc. (The)	159,789	7,645,904
Zurich Financial Services AG	21,901	6,931,651
		$78,692,287
Internet Software & Services — 1.7%
eBay, Inc. (1)	157,083	$4,687,357
Google, Inc., Class A (1)	42,587	18,758,296
		$23,445,653
IT Services — 1.0%
MasterCard, Inc., Class A	62,813	$14,006,671
		$14,006,671
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc. (1)	132,791	$7,547,840
		$7,547,840
Machinery — 1.7%
Danaher Corp.	163,328	$12,417,828
Deere & Co.	64,851	5,216,614
Illinois Tool Works, Inc.	116,491	5,618,361
		$23,252,803

Media — 2.3%
Comcast Corp., Class A	679,341	$13,138,455
Time Warner, Inc.	402,286	5,640,050
Walt Disney Co.	416,343	13,064,843
		$31,843,348
Metals & Mining — 2.1%
Companhia Vale do Rio Doce ADR	345,752	$11,976,849
Goldcorp, Inc.	424,817	16,461,659
		$28,438,508
Multiline Retail — 0.3%
JC Penney Co., Inc.	105,639	$3,983,647
		$3,983,647
Multi-Utilities — 0.9%
Public Service Enterprise Group, Inc.	296,212	$11,904,760
		$11,904,760
Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	355,190	$22,387,626
ConocoPhillips	230,066	17,533,330
Exxon Mobil Corp.	490,539	41,489,789
Hess Corp.	238,139	20,999,097
Occidental Petroleum Corp.	216,612	15,849,500
Williams Cos., Inc.	278,501	9,184,963
		$127,444,305
Pharmaceuticals — 4.8%
Abbott Laboratories	351,935	$19,409,215
Allergan, Inc.	87,374	4,927,020
Johnson & Johnson	291,102	18,883,787
Merck & Co., Inc.	430,816	16,349,467
Wyeth Corp.	141,658	5,915,638
		$65,485,127
Real Estate Investment Trusts (REITs) — 0.6%
Boston Properties, Inc.	50,900	$4,686,363
Simon Property Group, Inc.	44,288	4,114,798
		$8,801,161
Semiconductors & Semiconductor Equipment — 1.7%
ASML Holding NV (1)	412,568	$10,235,812
Intel Corp.	349,538	7,403,215
Texas Instruments, Inc.	210,318	5,945,690
		$23,584,717
Software — 2.8%
Microsoft Corp.	953,666	$27,065,041
Oracle Corp. (1)	585,511	11,452,595
		$38,517,636
Specialty Retail — 1.9%
Best Buy Co., Inc.	136,247	$5,648,801
Home Depot, Inc.	364,281	10,188,940
Staples, Inc.	453,138	10,018,881
		$25,856,622
Tobacco — 2.5%
Altria Group, Inc.	380,319	$8,443,082
British American Tobacco PLC	175,247	6,591,710
Philip Morris International, Inc. (1)	380,319	19,236,535
		$34,271,327
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	141,055	$5,066,696
		$5,066,696
Total Common Stocks (identified cost $1,256,201,622)		$1,244,123,196

Put Options Purchased — 5.8%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	4,598	$1,300	6/21/08	$23,449,800
S&P 500 Index	2,802	1,215	6/21/08	7,285,200
S&P 500 Index	5,818	1,315	9/20/08	48,143,950

Total Put Options Purchased (identified cost $84,507,163)				$78,878,950

Short-Term Investments — 5.7%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.81% (2)	$78,158	$78,157,746

Total Short-Term Investments (identified cost $78,157,746)		$78,157,746

Total Investments — 102.9% (identified cost $1,418,866,531)		$1,401,159,892

Covered Call Options Written — (1.2%)

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	253	$1,315	4/19/08	$(910,800)
S&P 500 Index	4,014	1,400	4/19/08	(1,043,640)
S&P 500 Index	880	1,265	4/19/08	(6,094,000)
S&P 500 Index	1,628	1,280	4/19/08	(8,872,600)

Total Covered Call Options Written (premiums received $15,958,743)				$(16,921,040)

Put Options Written — (1.2%)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Accenture, Ltd.	3,710	$30	5/16/2008	$(111,300)
Akamai Technologies, Inc.	3,710	30	5/16/2008	(1,261,400)
Allied Waste Industries, Inc.	10,759	10	6/20/2008	(376,565)
Bank of America Corp.	2,869	37.5	5/16/2008	(654,132)
BJ Services Co.	3,710	25	7/18/2008	(408,100)
Cephalon, Inc.	2,023	55	5/16/2008	(151,725)
Danaher Corp.	1,655	65	6/20/2008	(128,262)
Hershey Foods Corp.	3,710	35	5/16/2008	(204,050)
Hospira, Inc.	2,782	40	5/16/2008	(292,110)
Illinois Tool Works, Inc.	2,390	45	6/20/2008	(322,650)
Invesco, Ltd.	4,781	22.5	7/18/2008	(645,435)
Johnson Controls, Inc.	3,586	30	7/18/2008	(537,900)
Kroger Co.	5,771	22.5	7/18/2008	(432,825)
M&T Bank Corp.	1,434	75	7/18/2008	(702,660)
Medtronic, Inc.	2,473	45	5/16/2008	(160,745)
Mirant Corp.	3,424	32.5	6/20/2008	(342,400)
Nabors Industries, Inc.	3,372	27.5	6/20/2008	(151,740)
Niko Resources, Ltd.	1,106	85	4/18/2008	(366,493)
Paychex, Inc.	3,710	30	6/20/2008	(222,600)
PNC Financial Services Group, Inc.	1,956	55	5/16/2008	(190,710)
Republic SVCA, Inc.	3,586	30	7/18/2008	(878,570)
Rogers Communications, Inc.	3,180	35	7/18/2008	(771,150)
Shire PLC ADR	2,023	55	7/18/2008	(809,200)
Texas Instruments, Inc.	4,047	27.5	7/18/2008	(663,708)
Time Warner, Inc.	7,172	15	7/18/2008	(1,111,660)
Toronto-Dominion Bank	1,793	60	7/18/2008	(717,200)

Tyson Foods, Inc.	10,388	12.5	7/18/2008	$(311,640)
Unibanco	827	130	7/18/2008	(1,720,160)
Wal-Mart Stores, Inc.	2,885	45	6/20/2008	(132,710)
Weyerhaeuser	1,855	60	7/18/2008	(612,150)
Williams Cos., Inc.	2,853	32.5	5/16/2008	(427,950)
Total Put Options Written (premiums received $14,442,659)				$(15,819,900)
Other Assets, Less Liabilities — (0.5)%				(7,215,831)
Net Assets — 100.0%				$1,361,321,961

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 was $742,009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,438,489,502
Gross unrealized appreciation	45,073,523
Gross unrealized depreciation	(82,403,133)
Net unrealized depreciation	$(37,329,610)

Written call and put options activity for the period ended March 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	70,117	$21,506,649
Options written	218,512	92,156,487
Options terminated in closing purchase transactions	(126,616)	(77,897,177)
Options exercised	(15,852)	(1,822,857)
Options expired	(29,846)	(3,541,700)
Outstanding, end of period	116,315	$30,401,402

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.  At March 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$1,365,252,510	$(32,740,940)
Level 2	Other Significant Observable Inputs	35,907,382	—
Level 3	Significant Unobservable Inputs	—	—
Total		$1,401,159,892	$(32,740,940)

*Other financial instruments include written call and put options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads.  The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008